Property and Equipment, Net	12 Months Ended
Dec. 31, 2020
Property Plant And Equipment [Abstract]
Property and Equipment, Net
5.	Property and Equipment, Net

Property and equipment, net consists of the following (in thousands):

	As of December 31,
	2020	2019
Computer equipment and software	$116	$373
Furniture, fixtures and other	147	768
Laboratory equipment	289	377
Leasehold improvements	16	449
	568	1,967
Accumulated depreciation	(462)	(1,622)
Property and equipment, net	$106	$345

Depreciation expense was $0.2 million for the year ended December 31, 2020 and $0.3 million for each of the years ended December 31, 2019 and 2018.